NOTES PAYABLE (Tables) - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF NOTES PAYABLE

Notes payable consisted of the following:

	December 31, 2024	December 31, 2023

Convertible notes payable to multiple investors in the amount of $3,802,000 in total. The loans mature during April 2025 and have a stated interest rate of 6.00%	2,937,805	2,196,302
Various notes payable in monthly installments ranging from $543 to $652, including interest ranging from 2.90% to 5.49%, due October 2026. The notes are secured by vehicles.	27,514	60,914
Short term note payable due to Amazon Lending originated December 26, 2023 maturing December 26, 2024 at an interest rate of 14.49%, secured by inventories.	-	317,000
Note payable to MaximCash Solutions for $750,000 with an original issue discount of $86,786. The loan matures on June 11, 2025 and has an effective interest rate of 42%	388,523	-
Note payable to an investor for $540,000 with an original issue discount of $40,000. The loan matures on August 16, 2025 and has an effective interest rate of 8%	510,000	-
Note payable to an investor for $60,000 with an original issue discount of $10,000. The loan matures on February 26, 2025 and has an effective interest rate of 16.7%	56,667	-
Note payable to an investor for $230,000. The loan agreement includes a payment rate of 15% of the Company’s weekly sales plus an additional $30,000 capital fee.	80,001	-
Related party note payable to a director of the Company for $330,000 with an original issue discount of $30,000. The loan matures on June 15, 2025 and has an effective interest rate of 10%.	315,000	-
Related party note payable to a director of the Company for $24,000 with an original issue discount of $4,000. The loan matures on February 26, 2025 and has an effective interest rate of 16.7%.	22,667	-
Total notes payable	4,338,177	2,574,216
Less current maturities	(4,327,200)	(340,178)
Total notes payable, non-current portion	$10,977	$2,234,038

SCHEDULE OF FUTURE MATURITIES OF NOTES PAYABLE	Future principal maturities of notes payable at December 31, 2024 were as follows:
2025	$4,759,453
2026	10,977
Total payments	$4,770,430
Debt discount	(432,253)
Balance	$4,338,177